Significant Accounting policies, Adoption of New and Revised International Financial Reporting Standards, Impact of IFRS 16 on Consolidated Financial Position (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018		Apr. 30, 2017
Non-current assets [Abstract]
Goodwill	$ 3,835.4	$ 6,671.3	[1]
Other intangible assets	5,383.0	5,942.3	[1]	$ 6,629.3
Property, plant and equipment	93.7	140.5	[1]	144.3
Right-of-use assets	207.2	0.0	[1]
Long-term pension assets	18.2	17.1	[1]
Contract-related costs	35.7	31.5	[1]
Other non-current assets	31.8	44.0	[1]
Total non-current assets	9,605.0	12,846.7	[1]
Current assets [Abstract]
Inventories	0.0	0.1	[1]
Trade and other receivables	731.4	1,032.9	[1]
Contract-related costs	27.9	19.3	[1]
Current tax receivables	45.3	40.1	[1]
Cash and cash equivalents	737.2	355.7	[1]	620.9	[1]	$ 151.0	[1]
Total current assets	1,541.8	1,448.1	[1]
Total assets	11,146.8	14,294.8	[1]
Current liabilities [Abstract]
Trade and other payables	503.5	611.0	[1]
Lease obligations	82.2	11.8	[1]
Provisions	49.7	29.3	[1]
Current tax liabilities	150.1	104.0	[1]
Contract liabilities	981.4	1,045.9	[1]	1,134.7
Total current liabilities	1,788.3	1,802.0	[1]
Non-current liabilities [Abstract]
Contract liabilities	117.2	149.9	[1]
Borrowings	4,618.9	4,670.7	[1]
Lease obligations	168.2	11.7	[1]
Derivative liability	77.9	36.5	[1]
Retirement benefit obligations	155.0	141.4	[1]
Provisions	22.5	49.1	[1]
Other non-current liabilities	39.9	50.4	[1]
Current tax liabilities	102.7	119.7	[1]
Deferred tax liabilities	841.1	987.1	[1]
Total non-current liabilities	6,143.4	6,216.5	[1]
Total liabilities	7,931.7	8,018.5	[1]
Net assets	3,215.1	6,276.3	[1]
Capital and reserves [Abstract]
Share capital	47.3	47.2	[1]
Share premium account	46.5	44.0	[1]
Merger reserve	1,767.4	1,739.8	[1]
Capital redemption reserve	2,485.0	2,485.0	[1]
Hedging reserve	(63.1)	(29.6)	[1]
Retained earnings	(741.3)	2,250.7	[1]
Foreign currency translation reserve	(326.7)	(262.1)	[1]
Total equity attributable to owners of the parent	3,215.1	6,275.0	[1]
Non-controlling interests	0.0	1.3	[1]
Total equity	$ 3,215.1	6,276.3	[1],[2]	$ 7,792.0	[2],[3]	$ 1,613.5	[3]
IFRS 16 Leases [Member]
Non-current assets [Abstract]
Property, plant and equipment		115.0
Currently stated [member]
Non-current assets [Abstract]
Goodwill		6,671.3
Other intangible assets		5,940.5
Property, plant and equipment		115.1
Right-of-use assets		253.4
Long-term pension assets		17.1
Contract-related costs		31.5
Other non-current assets		51.7
Total non-current assets		13,080.6
Current assets [Abstract]
Inventories		0.1
Trade and other receivables		1,033.2
Contract-related costs		19.3
Current tax receivables		40.1
Cash and cash equivalents		355.7
Total current assets		1,448.4
Total assets		14,529.0
Current liabilities [Abstract]
Trade and other payables		612.4
Lease obligations		86.5
Provisions		25.0
Current tax liabilities		104.0
Contract liabilities		1,045.9
Total current liabilities		1,873.8
Non-current liabilities [Abstract]
Contract liabilities		149.9
Borrowings		4,670.7
Lease obligations		206.8
Derivative liability		36.5
Retirement benefit obligations		141.4
Provisions		36.7
Other non-current liabilities		40.3
Current tax liabilities		119.7
Deferred tax liabilities		985.3
Total non-current liabilities		6,387.3
Total liabilities		8,261.1
Net assets		6,267.9
Capital and reserves [Abstract]
Share capital		47.2
Share premium account		44.0
Merger reserve		1,739.8
Capital redemption reserve		2,485.0
Hedging reserve		(29.6)
Retained earnings		2,242.3
Foreign currency translation reserve		(262.1)
Total equity attributable to owners of the parent		6,266.6
Non-controlling interests		1.3
Total equity		6,267.9
Previously Stated [Member]
Non-current assets [Abstract]
Goodwill		6,671.3
Other intangible assets		5,942.3
Property, plant and equipment		140.5
Right-of-use assets		0.0
Long-term pension assets		17.1
Contract-related costs		31.5
Other non-current assets		44.0
Total non-current assets		12,846.7
Current assets [Abstract]
Inventories		0.1
Trade and other receivables		1,032.9
Contract-related costs		19.3
Current tax receivables		40.1
Cash and cash equivalents		355.7
Total current assets		1,448.1
Total assets		14,294.8
Current liabilities [Abstract]
Trade and other payables		611.0
Lease obligations		11.8
Provisions		29.3
Current tax liabilities		104.0
Contract liabilities		1,045.9
Total current liabilities		1,802.0
Non-current liabilities [Abstract]
Contract liabilities		149.9
Borrowings		4,670.7
Lease obligations		11.7
Derivative liability		36.5
Retirement benefit obligations		141.4
Provisions		49.1
Other non-current liabilities		50.4
Current tax liabilities		119.7
Deferred tax liabilities		987.1
Total non-current liabilities		6,216.5
Total liabilities		8,018.5
Net assets		6,276.3
Capital and reserves [Abstract]
Share capital		47.2
Share premium account		44.0
Merger reserve		1,739.8
Capital redemption reserve		2,485.0
Hedging reserve		(29.6)
Retained earnings		2,250.7
Foreign currency translation reserve		(262.1)
Total equity attributable to owners of the parent		6,275.0
Non-controlling interests		1.3
Total equity		6,276.3
Impact of Adoption of IFRSs [Member] | IFRS 16 Leases [Member]
Non-current assets [Abstract]
Goodwill		0.0
Other intangible assets		(1.8)
Property, plant and equipment		(25.4)
Right-of-use assets		253.4
Long-term pension assets		0.0
Contract-related costs		0.0
Other non-current assets		7.7
Total non-current assets		233.9
Current assets [Abstract]
Inventories		0.0
Trade and other receivables		0.3
Contract-related costs		0.0
Current tax receivables		0.0
Cash and cash equivalents		0.0
Total current assets		0.3
Total assets		234.2
Current liabilities [Abstract]
Trade and other payables		1.4
Lease obligations		74.7
Provisions		(4.3)
Current tax liabilities		0.0
Contract liabilities		0.0
Total current liabilities		71.8
Non-current liabilities [Abstract]
Contract liabilities		0.0
Borrowings		0.0
Lease obligations		195.1
Derivative liability		0.0
Retirement benefit obligations		0.0
Provisions		(12.4)
Other non-current liabilities		(10.1)
Current tax liabilities		0.0
Deferred tax liabilities		(1.8)
Total non-current liabilities		170.8
Total liabilities		242.6
Net assets		(8.4)
Capital and reserves [Abstract]
Share capital		0.0
Share premium account		0.0
Merger reserve		0.0
Capital redemption reserve		0.0
Hedging reserve		0.0
Retained earnings		(8.4)
Foreign currency translation reserve		0.0
Total equity attributable to owners of the parent		(8.4)
Non-controlling interests		0.0
Total equity		$ (8.4)

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[3]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.